Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Statements Of Operations

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$1,045.0	$0.7	$(1,045.5)	$0.2
Cost of sales	—	—	750.5	—	(750.3)	0.2

Gross margin	—	—	294.5	0.7	(295.2)	—
Operating expenses:
Selling, general and administrative expenses	—	51.6	111.5	6.2	(55.7)	113.6
Research and development expenses	—	—	309.5	25.0	(239.5)	95.0
Other net charges/(gains)	—	—	168.6	0.3	—	168.9
Net loss on divestment of business	—	17.1	(17.1)	—	—	—

Total operating expenses	—	68.7	572.5	31.5	(295.2)	377.5

Operating (loss)/income	—	(68.7)	(278.0)	(30.8)	—	(377.5)

Share of net losses of subsidiaries	—	(304.0)	—	—	304.0	—
Net interest and investment (gains)/losses	(0.7)	—	345.9	10.5	—	355.7

Income/(loss) before provision for income taxes	0.7	(372.7)	(623.9)	(41.3)	304.0	(733.2)
Provision for/(benefit from) income taxes	0.2	—	(360.7)	—	—	(360.5)

Net income/(loss) from continuing operations	$0.5	$(372.7)	$(263.2)	$(41.3)	$304.0	$(372.7)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	235.3	—	—	235.3
Share of net income from discontinued operations (net of tax)	—	235.3	—	—	(235.3)	—

Net income/(loss) for the year	$0.5	$(137.4)	$(27.9)	$(41.3)	$68.7	$(137.4)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$841.4	$—	$(837.4)	$4.0
Cost of sales	—	—	638.9	—	(638.1)	0.8

Gross margin	—	—	202.5	—	(199.3)	3.2
Operating expenses:
Selling, general and administrative expenses	—	43.5	113.8	5.1	(55.2)	107.2
Research and development expenses	—	—	226.9	22.8	(142.9)	106.8
Net gain on divestment of businesses	—	—	67.0	(67.0)	—	—
Other net (gains)/charges	—	—	25.5	—	(1.2)	24.3

Total operating expenses	—	43.5	433.2	(39.1)	(199.3)	238.3

Operating (loss)/income	—	(43.5)	(230.7)	39.1	—	(235.1)

Share of net gains/(losses) of subsidiaries	—	(410.0)	—	—	410.0	—
Net interest and investment losses/(gains)	0.1	—	241.3	(11.0)	—	230.4

(Loss)/income before provision for income taxes	(0.1)	(453.5)	(472.0)	50.1	410.0	(465.5)
(Benefit from)/provision for income taxes	(0.1)	—	(11.9)	—	—	(12.0)

Net income/(loss) from continuing operations	$—	$(453.5)	$(460.1)	$50.1	$410.0	$(453.5)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	1,014.0	—	—	1,014.0
Share of net income from discontinued operations (net of tax)	—	1,014.0	—	—	(1,014.0)	—

Net income/(loss) for the year	$—	$560.5	$553.9	$50.1	$(604.0)	$560.5

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$766.2	$—	$(722.1)	$44.1
Cost of sales	—	—	500.5	—	(488.3)	12.2

Gross margin	—	—	265.7	—	(233.8)	31.9
Operating expenses:
Selling, general and administrative expenses	—	62.8	109.3	5.2	(53.1)	124.2
Research and development expenses	—	—	299.6	9.1	(180.2)	128.5
Settlement reserve charge	—	—	206.3	—	—	206.3
Net gain on divestment of businesses	—	—	(1.0)	—	—	(1.0)
Other net charges/(gains)	—	0.9	52.9	(0.5)	(0.5)	52.8

Total operating expenses	—	63.7	667.1	13.8	(233.8)	510.8

Operating (loss)/income	—	(63.7)	(401.4)	(13.8)	—	(478.9)

Share of net gains/(losses) of subsidiaries	—	(497.6)	—	—	497.6	—
Net interest and investment (gains)/losses	(1.2)	—	141.6	(5.8)	—	134.6

Income/(loss) before provision for income taxes	1.2	(561.3)	(543.0)	(8.0)	497.6	(613.5)
Provision for/(benefit from) income taxes	0.3	—	(52.5)	—	—	(52.2)

Net income/(loss) from continuing operations	$0.9	$(561.3)	$(490.5)	$(8.0)	$497.6	$(561.3)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	236.6	—	—	236.6
Shares of net income from discontinued operations (net of tax)	—	236.6	—	—	(236.6)	—

Net income/(loss) for the year	$0.9	$(324.7)	$(253.9)	$(8.0)	$261.0	$(324.7)

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$2.7	$0.1	$412.3	$16.2	$—	$431.3
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	193.5	—	—	193.5
Assets held for sale	—	—	113.8	—	106.3	220.1
Investment securities — current	—	—	1.1	166.8	—	167.9
Inventory	—	—	25.1	—	(25.1)	—
Intercompany receivables	5.3	2,979.0	4,308.2	638.7	(7,931.2)	—
Deferred tax assets — current	0.2	—	380.7	—	—	380.9
Prepaid and other current assets	—	—	13.2	—	—	13.2

Total current assets	8.2	2,979.1	5,450.5	821.7	(7,850.0)	1,409.5
Property, plant and equipment, net	—	—	12.7	—	—	12.7
Goodwill and other intangible assets, net	—	—	3.0	—	96.0	99.0
Equity method investment	—	—	—	14.0	—	14.0
Investment securities — non-current	—	—	8.6	—	—	8.6
Investments in subsidiaries	—	—	12,545.2	—	(12,545.2)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.0	—	7,241.9	1.1	(7,831.0)	—
Deferred tax assets — non-current	0.3	—	64.3	—	—	64.6
Other assets	11.8	—	6.3	—	—	18.1

Total assets	$608.3	$2,979.1	$25,346.2	$836.8	$(28,130.2)	$1,640.2

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$45.6	$—	$—	$45.6
Accrued and other current liabilities	9.6	0.1	302.7	0.1	1.6	314.1
Intercompany payables	0.1	2,147.2	6,268.0	160.5	(8,575.8)	—

Total current liabilities	9.7	2,147.3	6,616.3	160.6	(8,574.2)	359.7
Long term debts	600.0	—	—	—	—	600.0
Intercompany payables	—	174.5	11,834.8	—	(12,009.3)	—
Other liabilities	—	39.1	23.2	—	—	62.3

Total liabilities	609.7	2,360.9	18,474.3	160.6	(20,583.5)	1,022.0
Shareholders’ equity/(deficit)	(1.4)	618.2	6,871.9	676.2	(7,546.7)	618.2

Total liabilities and shareholders’ equity/(deficit)	$608.3	$2,979.1	$25,346.2	$836.8	$(28,130.2)	$1,640.2

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$1.8	$0.8	$265.7	$3.4	$—	$271.7
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	167.7	—	—	167.7
Investment securities — current	—	—	0.3	—	—	0.3
Inventory	—	—	42.2	—	(18.4)	23.8
Intercompany receivables	22.8	2,964.0	3,646.3	140.3	(6,773.4)	—
Deferred tax assets — current	0.1	—	26.1	—	—	26.2
Prepaid and other current assets	—	—	25.7	—	—	25.7

Total current assets	24.7	2,964.8	4,176.6	143.7	(6,791.8)	518.0
Property, plant and equipment, net	—	—	83.2	—	—	83.2
Goodwill and other intangible assets, net	—	—	107.0	—	202.9	309.9
Equity method investment	—	—	130.6	545.2	—	675.8
Investment securities — non-current	—	—	9.8	—	—	9.8
Investments in subsidiaries	—	—	12,545.6	—	(12,545.6)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.4	—	7,021.6	1.1	(7,611.1)	—
Deferred tax assets — non-current	0.6	—	123.5	—	(5.2)	118.9
Other assets	11.1	—	13.3	—	0.1	24.5

Total assets	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$46.4	$—	$—	$46.4
Accrued and other current liabilities	11.4	0.1	210.6	—	7.8	229.9
Intercompany payables	0.2	1,975.4	5,446.6	5.7	(7,427.9)	—

Total current liabilities	11.6	1,975.5	5,703.6	5.7	(7,420.1)	276.3
Long term debts	615.0	—	—	—	—	615.0
Intercompany payables	—	175.3	11,614.9	—	(11,790.2)	—
Other liabilities	—	12.2	53.7	—	(5.2)	60.7

Total liabilities	626.6	2,163.0	17,372.2	5.7	(19,215.5)	952.0
Shareholders’ equity/(deficit)	(1.8)	801.8	6,852.7	684.3	(7,535.2)	801.8

Total liabilities and shareholders’ equity/(deficit)	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

Condensed Consolidating Statements Of Cash Flows

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$95.5	$(21.5)	$36.5	$(55.2)	$—	$55.3

Cash flows from investing activities:
Purchase of property, plant and equipment	—	—	(10.3)	—	—	(10.3)
Purchase of intangible assets	—	—	(1.8)	—	—	(1.8)
Purchase of investment securities	—	—	(0.7)	—	—	(0.7)
Funding of equity method investment in Janssen AI	—	—	(76.9)	—	—	(76.9)
Receipt of deferred consideration	—	—	12.0	—	—	12.0
Proceeds from sale of equity method investment	—	—	—	380.9	—	380.9

Net cash (used in)/provided by investing activities	—	—	(77.7)	380.9	—	303.2

Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	—	(99.0)	—	(26.0)	—	(125.0)
Proceeds from employee stock issuances	—	20.8	—	—	—	20.8
Repayment of loans	(682.5)	—	—	—	—	(682.5)
Net proceeds from debt issuances	587.9	—	—	—	—	587.9
Loans to group undertakings	—	99.0	187.9	(286.9)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash (used in)/provided by financing activities	(94.6)	20.8	187.9	(312.9)	—	(198.8)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.9	(0.7)	146.6	12.8	—	159.6
Cash and cash equivalents at beginning of year	1.8	0.8	265.7	3.4	—	271.7

Cash and cash equivalents at end of year	$2.7	$0.1	$412.3	$16.2	$—	$431.3

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$697.4	$(5.8)	$(826.2)	$14.4	$—	$(120.2)

Cash flows from investing activities:
Decrease in restricted cash	—	—	206.8	—	—	206.8
Proceeds from disposal of property, plant and equipment	—	—	1.3	—	—	1.3
Purchase of property, plant and equipment	—	—	(27.3)	—	—	(27.3)
Purchase of intangible assets	—	—	(2.5)	—	—	(2.5)
Purchase of equity method investment	—	—	—	(20.0)	—	(20.0)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of investment securities	—	—	2.8	—	—	2.8
Proceeds from business disposals	—	—	500.0	—	—	500.0

Net cash used in investing activities	—	—	680.5	(20.0)	—	660.5

Cash flows from financing activities:
Proceeds from employee stock issuances	—	6.3	—	—	—	6.3
Repayment of loans	(697.3)	—	—	—	—	(697.3)
Net proceeds from debt issuances	—	—	—	—	—	—
Loans to group undertakings	—	—	132.1	(132.1)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(697.3)	6.3	132.1	(132.1)	—	(691.0)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.1	0.5	(13.7)	(137.7)	—	(150.8)
Cash and cash equivalents at beginning of year	1.7	0.3	279.4	141.1	—	422.5

Cash and cash equivalents at end of year	$1.8	$0.8	$265.7	$3.4	$—	$271.7

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$259.8	$(5.0)	$(176.2)	$(10.4)	$—	$68.2

Cash flows from investing activities:
Decrease in restricted cash	—	—	(191.4)	—	—	(191.4)
Proceeds from disposal of property, plant and equipment	—	—	0.1	—	—	0.1
Purchase of property, plant and equipment	—	—	(40.9)	—	—	(40.9)
Purchase of intangible assets	—	—	(3.6)	—	—	(3.6)
Purchase of non-current investment securities	—	—	(0.9)	—	—	(0.9)
Sale of investment securities	—	—	16.4	—	—	16.4
Proceeds from business disposals	—	—	4.3	—	—	4.3

Net cash used in investing activities	—	—	(216.0)	—	—	(216.0)

Cash flows from financing activities:
Proceeds from employee stock issuances	—	1.8	—	—	—	1.8
Repayment of loans	(455.0)	—	—	—	—	(455.0)
Net proceeds from debt issuances	187.1	—	—	—	—	187.1
Intercompany investments/capital contributions	—	—	(0.9)	0.9	—	—
Loans to group undertakings	—	—	251.0	(251.0)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(267.9)	1.8	250.1	(250.1)	—	(266.1)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	(8.1)	(3.2)	(142.2)	(260.5)	—	(414.0)
Cash and cash equivalents at beginning of year	9.8	3.5	421.6	401.6	—	836.5

Cash and cash equivalents at end of year	$1.7	$0.3	$279.4	$141.1	$—	$422.5